Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	US$	US$
Computers and equipment	1,235	1,327
Furniture and fixtures	7	58
Leasehold improvement	1	20
Total	1,243	1,405
Less: Accumulated depreciation	(1,218)	(1,267)
Property and equipment, net	25	138